Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 8,849	$ 44,990
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	45	558
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,007	14,090
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,892	4,942
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,856	59,080
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,937	5,500
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	14
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	.085
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(123)	(148)	(492)
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	32,390
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	94
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,367	415
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	23	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,367	32,805
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23	100
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,923	8,241
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	37	111
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,404	1,969
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	29	67
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,327	10,210
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	66	178
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,926	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	8	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,417	5,305
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	116	899
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,343	5,305
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	124	899
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,477	2,538
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	78	559
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,477	2,538
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	78	559
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	3,482
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	234
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	946	946
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	49	53
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	946	4,428
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	49	287
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,396	2,917
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,597	3,358
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,396	2,917
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,597	3,358
Equity securities - financial services [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		169
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		24
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		169
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		24
Equity securities - other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		708
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		95
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		708
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ 95